Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current	$ 2,377,715	$ 2,524,901
Deferred	0	329,588
Total	$ 2,377,715	$ 2,854,489